PORTFOLIO OF INVESTMENTS

3RD QUARTER

USAA CAPITAL GROWTH FUND

APRIL 30, 2019

48491-0619	©2019, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA Capital Growth Fund

April 30, 2019 (unaudited)

Number of Shares	Security	Market Value (000)
	EQUITY SECURITIES (99.5%)
	COMMON STOCKS (99.5%)
	Basic Materials (3.9%)
	Chemicals (2.8%)
90,373	Covestro AG	$4,941
59,000	Eastman Chemical Co.	4,654
294,542	Huntsman Corp.	6,551
55,000	LyondellBasell Industries N.V. “A”	4,853
106,000	Methanex Corp.	5,811

		26,810

	Mining (1.1%)
1,300,000	Glencore plc(a)	5,159
2,298,518	South32 Ltd.	5,412

		10,571

	Total Basic Materials	37,381

	Communications (12.8%)
	Internet (6.5%)
8,792	Alphabet, Inc. “A”(a)	10,541
11,250	Amazon.com, Inc.(a)	21,673
874,167	Auto Trader Group plc	6,445
3,394	Booking Holdings, Inc.(a)	6,296
49,205	F5 Networks, Inc.(a)	7,720
574,597	Rightmove plc	4,051
107,985	TripAdvisor, Inc.(a)	5,748

		62,474

	Media (1.2%)
123,822	CBS Corp. “B”	6,348
185,117	Viacom, Inc. “B”	5,352

		11,700

	Telecommunications (5.1%)
10,800,000	China Telecom Corp. Ltd. “H”	5,590
130,557	Cisco Systems, Inc.	7,305
209,594	Juniper Networks, Inc.	5,820
147,600	Nippon Telegraph & Telephone Corp.(b)	6,128
284,000	NTT DOCOMO, Inc.(b)	6,163
401,821	Telefonaktiebolaget LM Ericsson “B”	3,977
105,928	T-Mobile US, Inc.(a)	7,732
3,599,511	Vodafone Group plc	6,665

		49,380

	Total Communications	123,554

1 |  USAA Capital Growth Fund

Number of Shares	Security	Market Value (000)
	Consumer, Cyclical (12.2%)
	Airlines (1.5%)
327,000	Air Canada(a)	$7,850
117,241	Southwest Airlines Co.	6,358

		14,208

	Apparel (2.0%)
228,620	Burberry Group plc	6,013
83,303	NIKE, Inc. “B”	7,316
41,137	Ralph Lauren Corp.	5,413

		18,742

	Auto Manufacturers (0.7%)
117,300	Honda Motor Co. Ltd.(b)	3,268
315,600	Mazda Motor Corp.(b)	3,745

		7,013

	Auto Parts & Equipment (1.6%)
34,641	Lear Corp.	4,954
74,800	Magna International, Inc.	4,163
177,000	NGK Spark Plug Co. Ltd.(b)	3,409
258,400	Sumitomo Rubber Industries Ltd.(b)	3,160

		15,686

	Distribution/Wholesale (1.6%)
110,041	HD Supply Holdings, Inc.(a)	5,028
875,100	Marubeni Corp.(b)	6,272
15,941	WW Grainger, Inc.	4,495

		15,795

	Home Builders (0.5%)
117,446	Bellway plc	4,766

	Retail (4.3%)
36,300	Advance Auto Parts, Inc.	6,037
59,546	Home Depot, Inc.	12,130
95,130	Lowe’s Companies, Inc.	10,763
37,102	Ross Stores, Inc.	3,623
63,000	Target Corp.	4,877
67,829	Walgreens Boots Alliance, Inc.	3,634

		41,064

	Total Consumer, Cyclical	117,274

	Consumer, Non-cyclical (19.3%)
	Agriculture (1.4%)
143,979	Archer-Daniels-Midland Co.	6,421
211,137	Imperial Brands plc	6,707

		13,128

	Beverages (2.0%)
102,843	Coca-Cola European Partners plc	5,511
198,833	Diageo plc	8,384
250,000	Kirin Holdings Co. Ltd.(b)	5,636

		19,531

	Biotechnology (1.9%)
51,936	Amgen, Inc.	9,313
24,731	Biogen, Inc.(a)	5,670

Portfolio of Investments | 2

Number of Shares	Security	Market Value (000)
9,200	Regeneron Pharmaceuticals, Inc.(a)	$3,157

		18,140

	Commercial Services (0.6%)
87,416	Robert Half International, Inc.	5,428

	Cosmetics/Personal Care (0.5%)
50,000	Procter & Gamble Co.	5,324

	Food (3.8%)
339,400	Ajinomoto Co., Inc.(b)	5,477
147,000	Calbee, Inc.(b)	4,049
65,000	Colruyt S.A.	4,685
56,628	GS Holdings Corp.	2,521
262,249	Koninklijke Ahold Delhaize N.V.	6,312
1,851,176	Tesco plc	6,030
104,642	Tyson Foods, Inc. “A”	7,849

		36,923

	Healthcare Products (2.3%)
117,400	Baxter International, Inc.	8,958
24,682	IDEXX Laboratories, Inc.(a)	5,726
56,358	Masimo Corp.(a)	7,335

		22,019

	Healthcare-Services (2.2%)
35,000	Amedisys, Inc.(a)	4,473
27,351	Humana, Inc.	6,986
41,137	UnitedHealth Group, Inc.	9,588

		21,047

	Pharmaceuticals (4.6%)
159,406	Bristol-Myers Squibb Co.	7,401
111,000	Cardinal Health, Inc.	5,407
71,100	Herbalife Nutrition Ltd.(a)	3,758
60,000	McKesson Corp.	7,155
136,164	Merck & Co., Inc.	10,717
99,000	Shionogi & Co. Ltd.(b)	5,778
52,130	UCB S.A.	4,135

		44,351

	Total Consumer, Non-cyclical	185,891

	Energy (6.2%)
	Oil & Gas (5.7%)
5,268,000	China Petroleum & Chemical Corp. “H”	4,049
366,036	Eni SpA	6,248
38,007	Exxon Mobil Corp.	3,051
250,100	Imperial Oil Ltd.	7,266
172,744	Neste Oyj	5,704
77,852	Phillips 66	7,339
450,793	Repsol S.A.	7,650
210,828	Royal Dutch Shell plc “A”	6,736
71,579	Valero Energy Corp.	6,489

		54,532

	Oil & Gas Services (0.5%)
268,195	SBM Offshore N.V.	4,969

	Total Energy	59,501

3 | USAA Capital Growth Fund

Number of Shares	Security	Market Value (000)
	Financial (20.7%)
	Banks (8.3%)
323,853	Bank of America Corp.	$9,903
118,985	BNP Paribas S.A.	6,332
45,500	Canadian Imperial Bank of Commerce	3,831
4,041,000	China Construction Bank Corp. “H”	3,570
134,678	Citigroup, Inc.	9,522
178,376	Citizens Financial Group, Inc.	6,457
254,285	Danske Bank A/S	4,510
354,809	ING Groep N.V.	4,519
89,223	J.P. Morgan Chase & Co.	10,354
9,770,100	Lloyds Banking Group plc	7,972
463,702	Skandinaviska Enskilda Banken AB “A”	4,425
179,975	Wells Fargo & Co.	8,713

		80,108

	Diversified Financial Services (1.1%)
20,980	Alliance Data Systems Corp.	3,359
75,693	Capital One Financial Corp.	7,026

		10,385

	Insurance (8.9%)
1,280,312	Aegon N.V.	6,686
37,332	Allianz SE	8,994
70,447	Allstate Corp.	6,979
154,265	American International Group, Inc.	7,338
1,203,265	Aviva plc	6,739
257,108	AXA S.A.(c)	6,847
271,880	CNO Financial Group, Inc.	4,500
130,146	Essent Group Ltd.(a)	6,176
87,532	Lincoln National Corp.	5,840
375,400	Manulife Financial Corp.	6,913
174,833	MetLife, Inc.	8,065
22,342	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	5,588
126,300	Sun Life Financial, Inc.	5,247

		85,912

	Real Estate (2.4%)
1,234,000	China Vanke Co. Ltd. “H”	4,774
33,000	Daito Trust Construction Co. Ltd.(b)	4,411
1,100,000	Kerry Properties Ltd.	4,698
1,658,000	Shimao Property Holdings Ltd.	5,051
87,416	Vonovia SE	4,360

		23,294

	Total Financial	199,699

	Industrial (7.4%)
	Aerospace/Defense (1.8%)
30,356	Boeing Co.	11,465
63,763	Spirit AeroSystems Holdings, Inc. “A”	5,541

		17,006

	Electronics (0.7%)
231,101	Jabil, Inc.	6,981

	Machinery-Construction & Mining (1.3%)
148,000	Mitsubishi Heavy Industries Ltd.(b)	6,159
79,000	Oshkosh Corp.	6,525

		12,684

Portfolio of Investments | 4

Number of Shares	Security	Market Value (000)
	Machinery-Diversified (2.3%)
539,927	CNH Industrial N.V.	$5,855
54,828	Cummins, Inc.	9,117
39,080	Rockwell Automation, Inc.	7,062

		22,034

	Miscellaneous Manufacturers (0.5%)
23,883	Parker-Hannifin Corp.	4,325

	Transportation (0.8%)
41,137	FedEx Corp.	7,794

	Total Industrial	70,824

	Technology (14.1%)
	Computers (4.8%)
143,000	Apple, Inc.	28,696
42,166	Check Point Software Technologies Ltd.(a)	5,092
308,529	HP,Inc.	6,155
92,382	NetApp, Inc.	6,730

		46,673

	Semiconductors (4.8%)
162,492	Applied Materials, Inc.	7,161
33,938	ASML Holding N.V.(c)	7,062
45,251	KLA-Tencor Corp.	5,769
72,000	NXP Semiconductors N.V.	7,605
212,062	Samsung Electronics Co. Ltd.	8,323
35,210	Texas Instruments, Inc.	4,149
51,100	Xilinx, Inc.	6,139

		46,208

	Software (4.5%)
83,303	Akamai Technologies, Inc.(a)	6,669
45,765	Citrix Systems, Inc.	4,620
94,600	Konami Holdings Corp.(b)	4,312
111,124	Microsoft Corp.	14,513
102,843	Oracle Corp.	5,690
53,478	Veeva Systems, Inc. “A”(a)	7,480

		43,284

	Total Technology	136,165

	Utilities (2.9%)
	Electric (2.9%)
270,000	AES Corp.	4,622
78,160	Edison International	4,984
359,951	Engie S.A.	5,331
187,352	Fortum Oyj	3,959
115,000	NRG Energy, Inc.	4,735
370,000	Tohoku Electric Power Co., Inc.(b)	4,233

	Total Utilities	27,864

	Total Common Stocks (cost: $818,869)	958,153

	Total Equity Securities (cost: $818,869)	958,153

	MONEY MARKET INSTRUMENTS (0.1%)
	GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.1%)
594,657	State Street Institutional Treasury Money Market Fund Premier Class, 2.33%(d) (cost: $595)	595

5 | USAA Capital Growth Fund

Number of Shares	Security	Market Value (000)
	SHORT-TERM INVESTMENT PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED (1.3%)
	GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (1.3%)
12,991,208	Goldman Sachs Financial Square Government Fund Institutional Class, 2.36%(d)	$12,991

	Total Short-Term Investment Purchased with Cash Collateral from Securities Loaned (cost: $12,991)	12,991

	Total Investments (cost: $832,455)	$971,739

($ in 000s)	VALUATION HIERARCHY
Assets	LEVEL 1	LEVEL 2	LEVEL 3	Total
Equity Securities:
Common Stocks	$885,953	$72,200	$—	$958,153
Money Market Instruments:
Government & U.S. Treasury Money Market Funds	595	—	—	595
Short-Term Investment Purchased with Cash Collateral from Securities Loaned:
Government & U.S. Treasury Money Market Funds	12,991	—	—	12,991

Total	$899,539	$72,200	$—	$971,739

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

The Portfolio of Investments uses the Bloomberg Industry Classification System (BICS), which may differ from the Fund’s compliance classification.

At April 30, 2019, the Fund did not have any transfers into/out of Level 3.

Portfolio of Investments | 6

NOTES TO PORTFOLIO OF INVESTMENTS

April 30, 2019 (unaudited)

GENERAL NOTES

A. Security valuation – USAA MUTUAL FUNDS TRUST (the Trust) and Board of Trustees (the Board) has established the Valuation and Liquidity Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the USAA Capital Growth Fund (the Fund) valuation policies and procedures, which are approved by the Board. The Fund utilizes independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sale price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and ask prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of each Fund’s net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Funds are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sale or official closing price and the close of normal trading on the NYSE on a day each Fund’s NAV is calculated will not need to be reflected in the value of the Funds’ foreign securities. However, the USAA Asset Management Company (the Manager) and the Funds’ subadviser(s) will monitor for events that would materially affect the value of the Fund’s foreign securities. The Funds’ subadviser(s) has agreed to notify the Manager of significant events they identify that would materially affect the value of the Funds’ foreign securities. If the Manager determines that a particular event would materially affect the value of the Funds’ foreign securities, then the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant. Such securities are categorized in Level 2 of the fair value hierarchy.

7 | USAA Capital Growth Fund

3. Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

4. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and ask prices or the last sales price to value a security when, in the Service’s judgment, these prices are readily available and are representative of the security’s market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

6. Repurchase agreements are valued at cost.

7. Forward foreign currency contracts are valued on a daily basis using forward foreign currency exchange rates obtained from an independent pricing service and are categorized in Level 2 of the fair value hierarchy.

8. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold. Level 2 securities include equity securities that are valued using market inputs and other observable factors deemed by the Manager to appropriately reflect fair value.

Notes to Portfolio of Investments | 8

B. Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager’s own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $962,766,000 at April 30, 2019, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

Investments in foreign securities were 38.9% of net assets at April 30, 2019.

SPECIFIC NOTES

(a)	Non-income-producing security.

(b)

Securities with a value of $72,200,000, which represented 7.5% of the Fund’s net assets, were classified as Level 2 as of April 30, 2019, due to the prices being adjusted to take into account significant market movements following the close of local trading.

(c)	The security, or a portion thereof, was out on loan as of April 30, 2019.

(d)	Rate represents the money market fund annualized seven-day yield at April 30, 2019.

9 | USAA Capital Growth Fund